UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2008

SMASh Series M Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for SMASh Series M Fund for the six-month period ended April 30, 2008.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

May 30, 2008

SMASh Series M Fund  |  I

Portfolio at a glance (unaudited)
SMASh Series M Portfolio

The Fund invests all of its investable assets in SMASh Series M Portfolio, the investment breakdown of which is shown below.

INVESTMENT BREAKDOWN (%) As a percent of total investments — April 30, 2008

SMASh Series M Fund 2008 Semi-Annual Report  |  1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2007 and held for the period ended April 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2,3]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[3]	EXPENSES PAID DURING THE PERIOD[3,4]

SMASh Series M Fund	1.22%	$1,000.00	$1,012.20	0.00%	$0.00

[1]	For the six months ended April 30, 2008.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[4]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2  |  SMASh Series M Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[2]	EXPENSES PAID DURING THE PERIOD[2,3]

SMASh Series M Fund	5.00%	$1,000.00	$1,024.86	0.00%	$0.00

[1]	For the six months ended April 30, 2008.

[2]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[3]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SMASh Series M Fund 2008 Semi-Annual Report  |  3

Statement of assets and liabilities (unaudited)
April 30, 2008

ASSETS:
Investment in SMASh Series M Portfolio, at value	$99,272,685
Receivable for Fund shares sold	5,360,592
Receivable from investment manager	9,378
Other assets	18,018

Total Assets	104,660,673

LIABILITIES:
Payable for Fund shares repurchased	125,356
Trustees’ fees payable	419
Accrued expenses	27,887

Total Liabilities	153,662

TOTAL NET ASSETS	$104,507,011

NET ASSETS:
Par value (Note 3)	$107
Paid-in capital in excess of par value	105,557,323
Undistributed net investment income	186,728
Accumulated net realized gain on investment	3,171,489
Net unrealized depreciation on investment	(4,408,636)

TOTAL NET ASSETS	$104,507,011

Shares Outstanding	10,677,909

Net Asset Value	$9.79

See Notes to Financial Statements.

4  |  SMASh Series M Fund 2008 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended April 30, 2008

INVESTMENT INCOME:
Income from SMASh Series M Portfolio	$2,099,598

EXPENSES:
Registration fees	18,904
Shareholder reports	12,913
Audit and tax	8,216
Transfer agent fees	5,984
Legal fees	4,893
Trustees’ fees	1,089
Insurance	131
Miscellaneous expenses	2,535

Total Expenses	54,665
Less: Expense reimbursements (Note 2)	(54,665)

NET INVESTMENT INCOME	2,099,598

REALIZED AND UNREALIZED GAIN (LOSS) FROM
SMASh SERIES M PORTFOLIO (NOTE 1):
Net Realized Gain	3,206,215
Change in Net Unrealized Appreciation/Depreciation	(4,474,619)

NET LOSS FROM SMASh SERIES M PORTFOLIO	(1,268,404)

INCREASE IN NET ASSETS FROM OPERATIONS	$831,194

See Notes to Financial Statements.

SMASh Series M Fund 2008 Semi-Annual Report  |  5

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited) AND THE PERIOD ENDED OCTOBER 31, 2007†	2008	2007

OPERATIONS:
Net investment income	$2,099,598	$443,056
Net realized gain	3,206,215	617,416
Change in net unrealized appreciation/depreciation	(4,474,619)	65,983

Increase in Net Assets From Operations	831,194	1,126,455
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(2,017,233)	(349,346)
Net realized gains	(641,489)	—

Decrease in Net Assets From Distributions to Shareholders	(2,658,722)	(349,346)
FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	82,395,944	43,944,873
Cost of shares repurchased	(19,895,567)	(887,820)

Increase in Net Assets From Fund Share Transactions	62,500,377	43,057,053

INCREASE IN NET ASSETS	60,672,849	43,834,162

NET ASSETS:
Beginning of period	43,834,162	—

End of period*	$104,507,011	$43,834,162

* Includes undistributed net investment income of:	$186,728	$104,363

† For the period December 27, 2006 (inception date) to October 31, 2007.

See Notes to Financial Statements.

6  |  SMASh Series M Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2008[1]	2007[2]

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.22	0.37
Net realized and unrealized loss	(0.10)	(0.02)

Total income from operations	0.12	0.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.35)
Net realized gains	(0.11)	—

Total distributions	(0.33)	(0.35)

NET ASSET VALUE, END OF PERIOD	$9.79	$10.00

Total return[3]	1.22%	3.59%

NET ASSETS, END OF PERIOD (000s)	$104,507	$43,834

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4],[5,6]	0.23%	1.77%
Net expenses[4,5,7,8]	0.00%	0.00%
Net investment income[5]	4.95	5.17

[1]	For the six months ended April 30, 2008 (unaudited).

[2]	For the period December 27, 2006 (inception date) to October 31, 2007.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager due to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Includes the Fund’s share of SMASh Series M Portfolio’s allocated expenses.

[5]	Annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separate managed account sponsor.

[7]

The Fund’s manager has entered into an expense reimbursement agreement with the Fund pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

SMASh Series M Fund 2008 Semi-Annual Report  |  7

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series M Portfolio (the “Portfolio”) a series of Master Portfolio Trust, a management investment company that has the same investment objective as the Fund.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (99.99% at April 30, 2008) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, based on its investment in the Portfolio.

(c) Method of allocation. All the net investment income and net realized and unrealized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

8  |  SMASh Series M Fund 2008 Semi-Annual Report

(d) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s and the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Fund and the Portfolio. However, the Fund is an integral part of the separately managed account program, and the Fund’s manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio, a fee of 0.087% of the Portfolio’s daily net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

SMASh Series M Fund 2008 Semi-Annual Report  |  9

Notes to financial statements (unaudited) continued

LMPFA has entered into an expense reimbursement agreement with the Fund which expires on February 28, 2010 pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. During the period ended April 30, 2008, the Fund was reimbursed for expenses amounting to $54,665.

Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At April 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	SIX MONTHS ENDED APRIL 30, 2008	PERIOD ENDED OCTOBER 31, 2007†

Shares sold	8,310,774	4,474,377

Shares repurchased	(2,017,540)	(89,702)

Net increase	6,293,234	4,384,675

† For the period December 27, 2006 (inception date) to October 31, 2007.

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc, (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

10  |  SMASh Series M Fund 2008 Semi-Annual Report

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and

SMASh Series M Fund 2008 Semi-Annual Report  |  11

Notes to financial statements (unaudited) continued

judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7,

12  |  SMASh Series M Fund 2008 Semi-Annual Report

2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

SMASh Series M Fund 2008 Semi-Annual Report  |  13

Schedule of investments (unaudited)
April 30, 2008

SMASh SERIES M PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

MORTGAGE-BACKED SECURITIES — 77.8%

	FHLMC — 14.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
$9,396	7.022% due 2/1/32 (a)(b)	$9,512
578,428	5.500% due 11/1/35 (a)	583,234
12,617,057	Gold, 5.500% due 12/1/37 (a)	12,713,218
391,267	One Year CMT ARM, 6.037% due 3/1/33 (a)(b)	399,028
574,786	STRIPS, IO, 5.641% due 5/1/37 (a)(b)	587,248

	Total FHLMC	14,292,240

	FNMA — 56.1%
	Federal National Mortgage Association (FNMA):
2,500,000	5.000% due 5/19/23 (a)(c)	2,512,890
14,400,000	5.500% due 5/19/23-5/13/38 (a)(c)	14,519,752
2,200,000	6.000% due 5/19/23 (a)(c)	2,265,657
34,601	7.060% due 5/1/32 (a)(b)	34,962
140,827	5.593% due 7/1/32 (a)(b)	142,203
182,295	6.225% due 1/1/33 (a)(b)	184,564
25,473,983	5.000% due 1/1/35-3/1/38 (a)	25,080,968
2,454,046	5.500% due 11/1/36-8/1/37 (a)	2,471,429
5,937,128	6.000% due 6/1/37-12/1/47 (a)(g)	6,047,235
966,921	6.000% due 7/1/37-10/1/37 (a)(b)	989,570
480,615	6.500% due 8/1/37 (a)	497,881
1,000,000	4.500% due 5/13/38 (a)(c)	952,188

	Total FNMA	55,699,299

	GNMA — 7.3%
	Government National Mortgage Association (GNMA):
2,800,000	5.000% due 5/20/38 (a)(c)	2,771,563
2,400,000	6.000% due 5/20/38 (a)(c)	2,465,626
1,900,000	6.500% due 5/20/38 (a)(c)	1,971,546

	Total GNMA	7,208,735

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $76,785,847)	77,200,274

ASSET-BACKED SECURITIES — 8.6%

	Automobiles — 0.1%
100,000	Superior Wholesale Inventory Financing Trust, 2.816% due 1/15/12 (a)(b)	94,369
	Home Equity — 8.2%
107,203	ABFS Mortgage Loan Trust, 3.395% due 4/25/34 (a)(b)(d)	80,890
	ACE Securities Corp.:
140,810	3.025% due 2/25/31 (a)(b)	127,986
170,799	3.295% due 8/25/45 (a)(b)	153,736
38,923	AFC Home Equity Loan Trust, 3.195% due 6/25/30 (a)(b)	26,606
94,969	Amortizing Residential Collateral Trust, 3.175% due 1/1/32 (a)(b)	72,176
15,046	Asset-Backed Securities Corp., Home Equity Loan Trust,
	3.256% due 11/15/31 (a)(b)	13,636
600,000	Bayview Financial Acquisition Trust, 3.351% due 2/28/40 (a)(b)(d)(g)	480,102

See Notes to Financial Statements.

14  |  SMASh Series M Portfolio 2008 Semi-Annual Report

SMASh SERIES M PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

	Home Equity — 8.2% continued
	Bear Stearns Asset-Backed Securities Trust:
$200,000	3.245% due 9/25/34 (a)(b)	$194,897
248,408	3.175% due 2/25/36 (a)(b)	233,152
179,042	4.145% due 8/25/37 (a)(b)	153,277
134,005	Bravo Mortgage Asset Trust, 3.025% due 7/25/36 (a)(b)(d)	131,387
45,804	CDC Mortgage Capital Trust, 3.515% due 1/25/33 (a)(b)	40,110
751,758	Citigroup Mortgage Loan Trust Inc., 3.295% due 11/25/46 (a)(b)(d)	393,771
	Countrywide Asset-Backed Certificates:
96,937	3.555% due 4/25/32 (a)(b)	88,911
17,598	3.635% due 2/25/33 (a)(b)	15,527
271,548	3.136% due 8/26/33 (a)(b)	255,038
248,617	Countrywide Home Equity Loan Trust, 3.266% due 8/15/37 (a)(b)(g)	189,140
	Ellington Loan Acquisition Trust:
236,276	3.895% due 5/26/37 (a)(b)(d)	217,870
200,000	4.145% due 5/29/37 (a)(b)(d)	134,507
351,661	EMC Mortgage Loan Trust, 3.345% due 12/25/42 (b)(d)	291,137
140,897	FBR Securitization Trust, 3.155% due 10/25/35 (a)(b)	137,722
200,000	Fremont Home Loan Trust, 2.995% due 8/25/36 (a)(b)	183,055
	GMAC Mortgage Corp. Loan Trust:
238,300	3.645% due 2/25/31 (a)(b)(d)	189,718
181,391	3.105% due 11/25/36 (a)(b)	105,691
197,144	2.965% due 12/25/36 (a)(b)	157,622
187,443	GSAMP Trust, 3.295% due 2/25/33 (a)(b)	170,253
63,216	Indymac Residential Asset Backed Trust, 2.935% due 8/25/36 (a)(b)	62,883
7,301	IXIS Real Estate Capital Trust, 2.955% due 8/25/36 (a)(b)	7,277
	Lehman XS Trust:
139,789	2.985% due 2/25/37 (a)(b)	127,380
164,543	3.025% due 6/25/37 (a)(b)(g)	149,190
911,938	Merrill Lynch First Franklin Mortgage Loan Trust, 4.395% due 10/25/37 (a)(b)(g)	834,797
10,670	Morgan Stanley ABS Capital I, 3.215% due 3/25/35 (a)(b)	10,555
71,255	Morgan Stanley Ixis Real Estate Capital Trust, 2.925% due 7/25/36 (a)(b)	70,857
	Morgan Stanley Mortgage Loan Trust:
141,229	2.985% due 9/25/36 (a)(b)	122,356
78,869	3.015% due 10/25/36 (a)(b)	78,100
157,439	Natixis Real Estate Capital Trust, 3.025% due 7/25/37 (a)(b)	141,423
99,017	RAAC, 3.165% due 5/25/36 (a)(b)(d)	88,607
20,444	Renaissance Home Equity Loan Trust, 3.325% due 6/25/33 (a)(b)	14,479
42,067	SACO I Trust, 3.245% due 9/25/35 (a)(b)	33,408
699,834	Securitized Asset Backed Receivables LLC, 3.125% due 2/25/37 (a)(b)	560,458
169,349	SG Mortgage Securities Trust, 3.135% due 12/25/36 (a)(b)(g)	118,569
6,836	Southern Pacific Secured Assets Corp., 3.235% due 7/25/29 (a)(b)	5,660
	Structured Asset Securities Corp.:
85,734	3.195% due 4/25/31 (b)(d)	65,144
1,484,796	3.145% due 11/25/37 (a)(b)	1,390,373

See Notes to Financial Statements.

SMASh Series M Portfolio 2008 Semi-Annual Report  |  15

Schedule of investments (unaudited) continued
April 30, 2008

SMASh SERIES M PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Home Equity — 8.2% continued
$56,540	Wachovia Asset Securitization Inc., 3.325% due 12/25/32 (a)(b)	$52,370

	Total Home Equity	8,171,803

	Student Loan — 0.3%
110,241	MSCC HELOC Trust, 3.085% due 7/25/17 (a)(b)	87,202
37,566	Nelnet Student Loan Trust, 2.609% due 12/22/14 (a)(b)	37,523
3,887	Residential Asset Mortgage Products Inc., 3.575% due 3/25/33 (a)(b)	3,045
141,787	SLM Student Loan Trust, 2.910% due 7/25/17 (a)(b)	140,849

	Total Student Loan	268,619

	TOTAL ASSET-BACKED SECURITIES (Cost — $9,731,086)	8,534,791

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.6%

53,390	Adjustable Rate Mortgage Trust, 4.850% due 1/25/36 (a)(b)	53,304
130,425	American Home Mortgage Assets, 3.085% due 9/25/46 (a)(b)	103,008
300,000	Banc of America Commercial Mortgage Inc., 5.634% due 7/10/46 (a)	298,982
129,232	Banc of America Funding Corp., 5.602% due 6/20/35 (a)(b)	99,958
2,411,704	BCAP LLC Trust, 3.085% due 10/25/36 (a)(b)	1,668,305
1,840,353	Bear Stearns Alt-A Trust, 3.245% due 9/25/34 (a)(b)	1,606,230
	Bear Stearns ARM Trust:
68,838	4.265% due 1/25/35 (a)(b)	68,008
174,111	4.690% due 1/25/35 (a)(b)	173,236
	Bear Stearns Structured Products Inc.:
386,962	3.495% due 9/25/37 (b)(d)	368,581
340,845	3.236% due 12/31/37 (a)(b)(d)	325,507
267,115	Chevy Chase Mortgage Funding Corp., 3.175% due 1/25/35 (b)(d)	236,905
1,645,289	Commercial Mortgage Lease-Backed Certificates, 6.746% due 6/20/31 (a)(d)(g)	1,680,333
	Countrywide Alternative Loan Trust:
166,993	3.135% due 6/25/35 (a)(b)	136,490
133,090	3.030% due 7/20/35 (a)(b)	108,212
65,924	3.030% due 5/20/46 (a)(b)(g)	50,957
214,750	3.085% due 9/25/46 (a)(b)	162,699
185,670	3.025% due 3/25/47 (a)(b)	145,288
180,379	Countrywide Home Loan Mortgage Pass Through Trust,
	3.195% due 5/25/35 (a)(b)	146,949
	Countrywide Home Loans:
397,156	3.295% due 9/25/35 (b)(d)	349,227
52,965	3.145% due 3/25/36 (a)(b)	41,373
170,611	Credit Suisse First Boston Mortgage Securities Corp.,
	3.545% due 11/25/31 (a)(b)	159,620
	Credit Suisse Mortgage Capital Certificates:
2,000,000	5.847% due 3/15/39 (a)(b)	2,008,266
531,000	5.467% due 9/15/39 (a)	522,348
364,127	Downey Savings & Loan Association Mortgage Loan Trust,
	4.996% due 3/19/47 (a)(b)	194,922
	GSMPS Mortgage Loan Trust:
855,364	3.245% due 3/25/35 (b)(d)	775,663
173,696	3.245% due 9/25/35 (b)(d)(g)	157,212

See Notes to Financial Statements.

16  |  SMASh Series M Portfolio 2008 Semi-Annual Report

SMASh SERIES M PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.6% continued

	GSR Mortgage Loan Trust:
$99,881	6.709% due 12/25/34 (a)(b)	$100,150
133,616	3.335% due 5/25/35 (a)(b)	120,131
	Harborview Mortgage Loan Trust:
177,485	3.000% due 5/19/47 (a)(b)	141,354
189,833	3.020% due 7/19/47 (a)(b)	146,006
254,759	3.895% due 11/25/47 (a)(b)	191,069
653,510	IMPAC Secured Assets Corp., 3.215% due 3/25/36 (a)(b)	484,807
650,847	Indymac INDA Mortgage Loan Trust, 6.261% due 11/25/37 (a)(b)	617,513
	Indymac Index Mortgage Loan Trust:
96,225	3.195% due 7/25/35 (a)(b)	79,931
207,244	3.095% due 6/25/47 (a)(b)	161,500
561,712	La Hipotecaria SA, 5.500% due 12/23/36 (b)(d)(g)	499,924
	Lehman XS Trust:
325,292	3.195% due 11/25/35 (a)(b)	265,254
168,754	3.155% due 2/25/46 (a)(b)	131,448
365,971	3.115% due 4/25/46 (a)(b)(g)	292,959
	Luminent Mortgage Trust:
82,688	3.065% due 12/25/36 (a)(b)	63,023
174,162	3.085% due 5/25/46 (a)(b)	136,305
	MASTR Adjustable Rate Mortgages Trust:
314,703	4.184% due 5/25/34 (a)(b)	315,505
137,752	5.296% due 9/25/35 (a)(b)	125,112
200,000	3.195% due 5/25/47 (a)(b)	129,946
956,409	MASTR ARM Trust, 3.095% due 5/25/47 (a)(b)	744,167
395,320	Morgan Stanley Mortgage Loan Trust, 3.115% due 2/25/47 (a)(b)	358,846
82,489	Provident Funding Mortgage Loan Trust, 5.739% due 5/25/35 (a)(b)	81,347
	Residential Accredit Loans Inc.:
203,065	3.145% due 2/25/36 (a)(b)	134,028
183,007	3.045% due 2/25/37 (a)(b)	137,659
104,217	Structured Adjustable Rate Mortgage Loan Trust,
	3.215% due 10/25/35 (a)(b)(g)	62,605
	Structured Asset Mortgage Investments Inc.:
352,865	3.125% due 2/25/36 (a)(b)	275,938
363,903	3.105% due 4/25/36 (a)(b)	285,666
387,927	3.105% due 8/25/36 (a)(b)	285,991
322,883	3.095% due 9/25/37 (a)(b)	299,676
	Thornburg Mortgage Securities Trust:
452,133	6.216% due 9/25/37 (a)(b)	425,115
482,055	6.222% due 9/25/37 (a)(b)	452,887
237,136	3.155% due 10/25/45 (a)(b)	234,839
537,137	3.000% due 5/25/46 (a)(b)	526,787
571,672	3.005% due 6/25/46 (a)(b)	565,693
732,639	3.065% due 11/25/46 (a)(b)	721,119

See Notes to Financial Statements.

SMASh Series M Portfolio 2008 Semi-Annual Report  |  17

Schedule of investments (unaudited) continued
April 30, 2008

SMASh SERIES M PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.6% continued

	WaMu Mortgage Pass-Through Certificates:
$590,543	3.165% due 7/25/45 (a)(b)	$418,451
251,807	5.146% due 1/25/46 (a)(b)	194,364
268,677	5.036% due 9/25/46 (a)(b)	180,014
1,243,158	4.826% due 6/25/47 (a)(b)	927,706
621,731	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	4.916% due 5/25/47 (a)(b)
	Washington Mutual Inc.:	475,235
588,065	3.295% due 1/25/45 (a)(b)	446,179
547,509	3.215% due 7/25/45 (a)(b)	465,131
180,895	3.165% due 12/25/45 (a)(b)	150,521
271,342	3.185% due 12/25/45 (a)(b)	219,547
136,844	Washington Mutual Mortgage Pass-Through Certificates, 3.215% due 1/25/45 (a)(b)	112,276
611,397	Zuni Mortgage Loan Trust, 3.025% due 8/25/36 (a)(b)	580,927

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $28,362,502)	25,406,234

CORPORATE BONDS & NOTES — 0.3%

	Airlines — 0.1%
84,027	Delta Air Lines Inc., Pass-Through Certificates, 6.619% due 3/18/11 (a)	82,419

	Thrifts & Mortgage Finance — 0.2%
200,000	Countrywide Financial Corp., 2.819% due 3/24/09 (a)(b)	188,188

	TOTAL CORPORATE BONDS & NOTES (Cost — $267,976)	270,607

U.S. GOVERNMENT & AGENCY OBLIGATION — 2.9%

	FHLMC — 2.9%
3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Medium-Term Notes, 5.000% due 12/14/18 (a) (Cost — $2,947,011)	2,916,231

SHARES

PREFERRED STOCKS — 1.1%

	FINANCIALS — 1.1%
25,625	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)	656,000
18,525	Federal National Mortgage Association (FNMA), 8.250% (a)	463,866

	TOTAL PREFERRED STOCKS (Cost — $1,103,750)	1,119,866

CONTRACTS

PURCHASED OPTIONS — 0.0%

25,000	Swaption, Call @ 3.70, expires 7/16/08	22,218
	U.S. Treasury Notes 10 Years Futures:
100,000	Call @ $135.00, expires 5/23/08 (a)	1,562
200,000	Call @ $137.00, expires 5/23/08 (a)	3,125
208,000	Call @ $145.00, expires 5/23/08 (a)	3,250
17,000	Call @ $147.00, expires 5/23/08 (a)	266
	U.S. Treasury Notes 5 Years Futures:
160,000	Put @ $103.50, expires 5/23/08 (a)	1,250
220,000	Put @ $105.00, expires 5/23/08 (a)	1,719

	TOTAL PURCHASED OPTIONS (Cost — $48,100)	33,390

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $119,246,272)	115,481,393

See Notes to Financial Statements.

18  |  SMASh Series M Portfolio 2008 Semi-Annual Report

SMASh SERIES M PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 10.5%

	U.S. Government Agency — 2.1%
$2,145,000	Federal National Mortgage Association (FNMA), Discount Notes,
	2.027%-2.088% due 12/15/08 (a)(e)(f) (Cost — $2,120,851)	$2,117,355

	Repurchase Agreement — 8.4%
8,300,000	Morgan Stanley repurchase agreement dated 4/30/08, 1.920% due 5/1/08; Proceeds at maturity — $8,300,443; (Fully collateralized by U.S. government agency obligation, 5.125% due 2/1/14; Market value — $8,466,000) (Cost — $8,300,000) (a)	8,300,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $10,420,851)	10,417,355

	TOTAL INVESTMENTS — 126.8% (Cost — $129,667,123#)	125,898,748
	Liabilities in Excess of Other Assets — (26.8)%	(26,622,739)

	TOTAL NET ASSETS — 100.0%	$99,276,009

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, foreign currency contracts and TBA’s.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rate shown represents yield-to-maturity.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Security is valued in good faith at fair value by under the direction of the Board of Trustees (see Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	—	Adjustable Rate Mortgage
CMT	—	Constant Maturity Treasury
HELOC	—	Home Equity Line of Credit
IO	—	Interest Only
MASTR	—	Mortgage Asset Securitization Transactions Inc.
STRIPS	—	Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

SMASh Series M Portfolio 2008 Semi-Annual Report  |  19

Schedule of investments (unaudited) continued
April 30, 2008

SMASh SERIES M PORTFOLIO

SCHEDULE OF OPTIONS WRITTEN

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE

300,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX. NA.IG.HVOL.10 Index, Call†	6/20/08	$2.20	$2,100
800,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX. NA.JG.HVOL.10 Index, Call†	6/20/08	2.25	6,480
2	Eurodollar Futures, Put	6/16/08	95.50	13
16	Eurodollar Futures, Put	6/16/08	96.75	300
64	Eurodollar Futures, Put	6/16/08	97.25	12,400
80	Eurodollar Futures, Put	6/16/08	97.75	87,500
10	Eurodollar Futures, Put	9/15/08	97.00	2,750
85	Eurodollar Futures, Put	9/15/08	97.75	107,844
50	U.S. Treasury Bonds 10 Year Futures, Put	5/23/08	115.00	36,719
20	U.S. Treasury Bonds Futures, Call	5/23/08	118.00	13,437
8	U.S. Treasury Bonds Futures, Put	5/23/08	110.00	375
30	U.S. Treasury Bonds Futures, Put	5/23/08	117.00	41,719
66	U.S. Treasury Bonds Futures, Put	5/23/08	115.00	55,687
10	U.S. Treasury Notes 10 Year Futures, Call	5/23/08	123.00	156
15	U.S. Treasury Notes 10 Year Futures, Call	5/23/08	119.00	1,406
5	U.S. Treasury Notes 10 Year Futures, Call	5/23/08	117.00	1,641
128	U.S. Treasury Notes 10 Year Futures, Call	5/23/08	118.00	20,000
10	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	117.00	8,075
25	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	116.50	27,344
95	U.S. Treasury Notes 10 Year Futures, Call	8/22/08	118.00	60,859
55	U.S. Treasury Notes 10 Year Futures, Put	5/23/08	113.00	9,453
80	U.S. Treasury Notes 10 Year Futures, Put	5/23/08	117.00	147,500
8	U.S. Treasury Notes 5 Year Futures, Put	5/23/08	112.00	5,000
32	U.S. Treasury Notes 5 Year Futures, Put	5/23/08	113.00	40,250

	TOTAL OPTIONS WRITTEN (Premiums Received — $735,373)			$689,008

†	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

See Notes to Financial Statements.

20  |  SMASh Series M Portfolio 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)
SMASh Series M Portfolio
April 30, 2008

ASSETS:
Investments, at value (Cost — $129,667,123)	$125,898,748
Cash	916,416
Deposits with brokers for open swap contracts	800,000
Interest receivable	350,787
Unrealized appreciation on swaps	129,077
Principal paydown receivable	79,629
Receivable from broker — variation margin on open futures contracts	72,280
Interest receivable for open swap contracts	14,450
Receivable for securities sold	9,598
Receivable from investment manager	6,342
Prepaid expenses	618

Total Assets	128,277,945

LIABILITIES:
Payable for securities purchased	27,528,260
Options written, at value (premium received $735,373)	689,008
Premiums paid for open swaps	422,621
Unrealized depreciation on swaps	340,245
Interest payable for open swap contracts	2,098
Trustees’ fees payable	151
Accrued expenses	19,553

Total Liabilities	29,001,936

TOTAL NET ASSETS	$99,276,009

REPRESENTED BY:
Capital	$99,276,009

See Notes to Financial Statements.

SMASh Series M Portfolio 2008 Semi-Annual Report  |  21

Statement of operations (unaudited)
SMASh Series M Portfolio
For the Six Months Ended April 30, 2008

INVESTMENT INCOME:
Interest	$2,198,252
Dividends	28,962

Total Investment Income	2,227,214

EXPENSES:
Custody fees	22,351
Audit and tax	12,645
Legal fees	7,802
Trustees’ fees	764
Insurance	299
Miscellaneous expenses	1,251

Total Expenses	45,112
Less: Expense reimbursements (Note 2)	(42,802)
Fees paid indirectly (Note 1)	(2,310)

NET INVESTMENT INCOME	2,227,214

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND SWAP CONTRACTS (NOTES 1 AND 3):

Net Realized Gain From:
Investment transactions	1,298,771
Futures contracts	1,310,551
Options written	585,041
Swap contracts	67,116

Net Realized Gain	3,261,479

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(3,967,462)
Futures contracts	(621,224)
Options written	64,970
Swap contracts	(93,231)

Change in Net Unrealized Appreciation/Depreciation	(4,616,947)

NET LOSS ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND SWAP CONTRACTS	(1,355,468)

INCREASE IN NET ASSETS FROM OPERATIONS	$871,746

See Notes to Financial Statements.

22  |  SMASh Series M Portfolio 2008 Semi-Annual Report

Statements of changes in net assets
SMASh Series M Portfolio

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited)
AND THE YEAR ENDED OCTOBER 31, 2007†	2008	2007

OPERATIONS:
Net investment income	$2,227,214	$885,179
Net realized gain	3,261,479	461,161
Change in net unrealized appreciation/depreciation	(4,616,947)	128,936

Increase in Net Assets From Operations	871,746	1,475,276

CAPITAL TRANSACTIONS:
Proceeds from contributions	76,307,286	53,316,122
Value of withdrawals	(30,806,402)	(1,888,019)

Increase in Net Assets From Capital Transactions	45,500,884	51,428,103

INCREASE IN NET ASSETS	46,372,630	52,903,379

NET ASSETS:
Beginning of period	52,903,379	—

End of period	$99,276,009	$52,903,379

† For the period December 27, 2006 (inception date) to October 31, 2007.

See Notes to Financial Statements.

SMASh Series M Portfolio 2008 Semi-Annual Report  |  23

Financial highlights
SMASh Series M Portfolio

FOR THE YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2008 [1]	2007 [2]

NET ASSETS, END OF PERIOD (000s)	$99,276	$52,903

Total return[3]	1.22%	3.59%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4,5]	0.10%	0.41%
Net expenses[4,6,7,8]	0.00%	0.00%
Net investment income[4]	5.17	5.27

PORTFOLIO TURNOVER RATE	82%[9]	553%[9]

[1]	For the six months ended April 30, 2008 (unaudited).

[2]	For the period December 27, 2006 (inception date) to October 31, 2007.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Portfolio. Such management fees are paid directly or indirectly by separately managed account sponsor to the Portfolio’s manager or subadvisers. All operating expenses of the Portfolio were reimbursed by the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separate managed account sponsor.

[6]	Reflects expense reimbursements.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expense, to average net assets of the Portfolio will not exceed 0.00%.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 418% and 647% for the periods ended April 30, 2008 and October 31, 2007, respectively.

See Notes to Financial Statements.

24  |  SMASh Series M Portfolio 2008 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

SMASh Series M Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial futures contracts. The Portfolio may enter into financial futures contracts typically as a substitution for buying or selling securities and cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional

SMASh Series M Portfolio 2008 Semi-Annual Report  |  25

Notes to financial statements (unaudited) continued

securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date...

26  |  SMASh Series M Portfolio 2008 Semi-Annual Report

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(f) Stripped securities. The Portfolio invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(g) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the

SMASh Series M Portfolio 2008 Semi-Annual Report  |  27

Notes to financial statements (unaudited) continued

option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap contracts. Swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Credit default swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would be effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

28  |  SMASh Series M Portfolio 2008 Semi-Annual Report

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Credit and market risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(l) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

(m) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

SMASh Series M Portfolio 2008 Semi-Annual Report  |  29

Notes to financial statements (unaudited) continued

(n) Foreign risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay dividends in foreign currencies, change in the relationships of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(o) Swaptions. The Portfolio may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the difference between the premium received and the amount paid on effecting a closing transaction is treated as a realized gain or loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolio enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Portfolio bears the market risk arising from any change in index values or interest rates.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

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The manager and subadvisers do not charge management fees to the Portfolio. However, the Portfolio is an integral part of the separately managed account program, and the Portfolio’s manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio a fee of 0.087% of the Portfolio’s daily net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadvisers the day-to-day portfolio management of the Portfolio.

During the period ended April 30, 2008, LMPFA reimbursed the Portfolio for expenses amounting to $42,802.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS

Purchases	$21,844,517	$133,819,260

Sales	7,763,736	81,312,176

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$699,503
Gross unrealized depreciation	(4,467,878)

Net unrealized depreciation	$(3,768,375)

SMASh Series M Portfolio 2008 Semi-Annual Report  |  31

Notes to financial statements (unaudited) continued

At April 30, 2008, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)

Contracts to Buy:
Eurodollar	423	6/08	$103,077,215	$102,921,188	$(156,027)
Eurodollar	80	9/08	19,471,788	19,462,000	(9,788)
Eurodollar	29	12/08	7,092,457	7,039,750	(52,707)
Eurodollar	85	3/09	20,674,438	20,611,438	(63,000)
Eurodollar	65	6/09	15,879,388	15,734,875	(144,513)
U.S. Treasury 2-Year Note	102	6/08	21,702,572	21,694,125	(8,447)
U.S. Treasury 5-Year Note	267	6/08	30,432,968	29,899,828	(533,140)

					$(967,622)

Contracts to Sell:
U.S. Treasury Bond	53	6/08	$6,203,797	$6,195,203	$8,594
U.S. Treasury 10-Year Note	389	6/08	45,455,258	45,051,062	404,196

					412,790

Net unrealized loss on open futures contracts					$(554,832)

During the six months ended April 30, 2008, written option transactions for the Portfolio were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Options written, outstanding	156	$80,317
Options written	8,202,124	1,449,820
Options closed	(600,369)	(294,476)
Options expired	(6,501,017)	(500,288)

Options written, outstanding April 30, 2008	1,100,894	$735,373

At April 30, 2008, the Portfolio held TBA securities with a total cost of $27,528,260.

At April 30, 2008, the Portfolio held the following interest rate swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	11/16/07
Notional Amount:	$1,005,000
Payments received by Portfolio:	Fixed Rate, 4.400%
Payments made by Portfolio:	Floating Rate (3 month LIBOR)
Termination Date:	5/31/12
Unrealized Appreciation:	$27,966

32   |   SMASh Series M Portfolio 2008 Semi-Annual Report

At April 30, 2008, the Portfolio held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	8/20/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$100,000
Payments received by Portfolio:	0.750% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(5,573)
Swap Counterparty:	Barclays Capital Inc.
Effective Date:	7/10/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$500,000
Payments received by Portfolio:	0.750% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(26,285)
Swap Counterparty:	Barclays Capital Inc.
Effective Date:	7/17/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$1,500,000
Payments received by Portfolio:	0.750% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(75,695)
Swap Counterparty:	Barclays Capital Inc.
Effective Date:	2/14/08
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by Portfolio:	1.400% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Appreciation:	$15,733
Swap Counterparty:	Barclays Capital Inc.
Effective Date:	8/16/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by Portfolio:	0.350% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(9,361)
Swap Counterparty:	Barclays Capital Inc.
Effective Date:	7/25/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by Portfolio:	0.750% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(38,997)

SMASh Series M Portfolio 2008 Semi-Annual Report | 33

Notes to financial statements (unaudited) continued

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	6/27/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by Portfolio:	0.750% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(55,939)
Swap Counterparty:	Barclays Capital Inc.
Effective Date:	9/7/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by Portfolio:	0.750% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(29,054)
Swap Counterparty:	Barclays Capital Inc.
Effective Date:	7/18/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments received by Portfolio:	0.750% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(47,042)
Swap Counterparty:	Barclays Capital Inc.
Effective Date:	10/22/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$2,000,000
Payments received by Portfolio:	0.750% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(52,299)
Swap Counterparty:	Barclays Capital Inc.
Effective Date:	2/29/08
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$3,000,000
Payments received by Portfolio:	0.600% quarterly
Payments made by Portfolio:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Appreciation:	$85,378

At April 30, 2008, the Portfolio had a total net unrealized depreciation of $211,168 from swap contracts.

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets, Inc. (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC

34  |  SMASh Series M Portfolio 2008 Semi-Annual Report

(“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

SMASh Series M Portfolio 2008 Semi-Annual Report  |   35

Notes to financial statements (unaudited) continued

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

36  |  SMASh Series M Portfolio 2008 Semi-Annual Report

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

SMASh Series M Portfolio 2008 Semi-Annual Report  |  37

SMASh Series M Fund

Trustees	Distributor

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
     Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
Legg Mason Partners Fund
Advisor, LLC

Subadvisers
Western Asset Management
Company

Western Asset Management
Company Limited

Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust
Company

Transfer agent
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered
public accounting firm
KPMG LLP
345 Park Avenue
New York, New York 10154

SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

SMASh SERIES M FUND 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors © 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC FD04235 4/08 SR08-595

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: June 27, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: June 27, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date: June 27, 2008